STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) [Parenthetical]	12 Months Ended	50 Months Ended
	Sep. 30, 2010	Sep. 30, 2011
Stock Split, Ratio	35:1	35:1